Debt - Schedule of Debt (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 4,500,000,000	$ 4,100,000,000
Long-term debt, gross	4,719,125,000	3,991,375,000
Less: Unamortized discount and debt issuance costs	(52,176,000)	(56,747,000)
Long-term debt	4,666,949,000	3,934,628,000
Senior secured term loan A facility
Debt Instrument [Line Items]
Senior secured term loan	470,000,000	273,750,000
Senior secured term loan B facility
Debt Instrument [Line Items]
Senior secured term loan	1,799,125,000	1,817,625,000
Senior secured revolving credit facility
Debt Instrument [Line Items]
Long-term debt	550,000,000.0	0
$1,050 million 5.625% senior notes, due 2024
Debt Instrument [Line Items]
Senior notes	1,050,000,000	1,050,000,000
$500 million 4.50% senior notes, due 2026
Debt Instrument [Line Items]
Senior notes	500,000,000	500,000,000
$350 million 4.50% senior notes, due 2028
Debt Instrument [Line Items]
Senior notes	350,000,000	$ 350,000,000
Senior Notes | $1,050 million 5.625% senior notes, due 2024
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,050,000,000
Interest rate	5.625%
Senior Notes | $500 million 4.50% senior notes, due 2026
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000
Interest rate	4.50%
Senior Notes | $350 million 4.50% senior notes, due 2028
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 350,000,000
Interest rate	4.50%